Cover	Dec. 13, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 13, 2021
Entity Registrant Name	VIRCO MFG. CORPORATION
City Area Code	(310)
Local Phone Number	533-0474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000751365
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-8777
Entity Tax Identification Number	95-1613718
Entity Address, Address Line One	2027 Harpers Way
Entity Address, Postal Zip Code	90501
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	VIRC
Security Exchange Name	NASDAQ